Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919
www.invesco.com/us
January 17, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK 0000909466
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”), that the Invesco Municipal Income Fund Prospectus relating to the Class A, Class B, Class C, Class Y and Investor Class shares and the Statement of Additional Information relating to the Class A, Class B, Class C, Class Y, Class R5 and Investor Class shares, as applicable, of Invesco Municipal Income Fund, Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund and Invesco New York Tax Free Income Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 49 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 49 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 15, 2013.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel